THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON AUGUST 20, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
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Check here if Amendment [ X ]; Amendment Number:             3
                                                     ----------------

  This Amendment (Check only one.):            [   ]  is a restatement.
                                               [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
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Address:          1440 Kiewit Plaza
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                  Omaha, NE 68131
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Form 13F File Number:               28-4545
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
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Title:            Vice President
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Phone:            402-346-1400
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Signature, Place, and Date of Signing:
(s) Marc D. Hamburg                   Omaha, NE                  August 21, 2003
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[Signature]                           [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name
      28-5194                    General Re - New England Asset Management, Inc.
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                           6
                                                                       -------

Form 13F Information Table Entry Total:                                      1
                                                                       -------

Form 13F Information Table Value Total:                                $13,720
                                                                       -------
                                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER            NAME
      1.        28-554                          Buffett, Warren E.
      2.        28-852                          GEICO Corp.
      3.        28-101                          Government Employees Ins. Corp.
      4.        28-718                          National Indemnity Co.
      5.        28-717                          OBH Inc.
      6.        28-2740                         Plaza Investment Managers

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2002

                                                                                      Column 6
                                                     Column 4     Column 5      Investment Discretion
                                                                                ---------------------
                           Column 2    Column 3       Market      Shares or                        (c)        Column 7

Column 1                   Title of     CUSIP         Value       Principal   (a)  (b) Shared -  Shared-       Other
Name of Issuer               Class      Number    (In Thousands)   Amount    Sole     Defined     Other       Managers
--------------               -----      ------    --------------   ------    ----     -------     -----       --------
Automatic Data Processing     Com    053015 10 3       13,720      394,600               X                1, 2, 3, 4, 5, 6
                                                      -------
                                                      $13,720
                                                      =======


                                 Column 8

                             Voting Authority
                             ----------------
Column 1                    (a)      (b)    (c)
Name of Issuer              Sole    Shared  None
--------------              ----    ------  ----
Automatic Data Processing  394,600

